Expense Example {- Franklin Kentucky Tax-Free Income Fund} - Franklin Tax-Free Trust - TF2-22 - Franklin Kentucky Tax-Free Income Fund	Jul. 01, 2021 USD ($)
Class A
Expense Example:
1 year	$ 470
3 years	672
5 years	891
10 years	1,520
Class A1
Expense Example:
1 year	456
3 years	627
5 years	813
10 years	1,350
Class R6
Expense Example:
1 year	70
3 years	225
5 years	393
10 years	881
Advisor Class
Expense Example:
1 year	74
3 years	230
5 years	401
10 years	$ 894